Value Line Premier Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (94.5%)
	CONSUMER DISCRETIONARY (4.9%)
	RETAIL (4.9%)
4,100	AutoZone, Inc. *	$4,446,942
13,200	Domino's Pizza, Inc.	3,228,588
22,600	O'Reilly Automotive, Inc. *	9,006,326
123,200	TJX Companies, Inc. (The)	6,867,168
		23,549,024
	CONSUMER STAPLES (4.5%)
	FOOD (0.2%)
5,000	McCormick & Co., Inc. (1)	781,500
	HOUSEHOLD PRODUCTS (2.1%)
134,800	Church & Dwight Co., Inc.	10,142,352
	RETAIL (2.2%)
37,400	Costco Wholesale Corp.	10,775,314
		21,699,166
	FINANCIALS (2.6%)
	BANKS (1.1%)
97,000	HDFC Bank, Ltd. ADR (1)	5,533,850
	DIVERSIFIED FINANCIAL SERVICES (0.3%)
14,000	Intercontinental Exchange, Inc.	1,291,780
	INSURANCE (1.2%)
135,000	Arch Capital Group, Ltd. *	5,667,300
		12,492,930
	HEALTHCARE (15.7%)
	BIOTECHNOLOGY (1.9%)
33,200	Alexion Pharmaceuticals, Inc. *	3,251,608
19,600	Illumina, Inc. *	5,962,712
		9,214,320
	ELECTRONICS (2.6%)
17,700	Mettler-Toledo International, Inc. *	12,467,880
	HEALTHCARE PRODUCTS (10.2%)
13,039	Covetrus, Inc. *(1)	155,034
117,300	Danaher Corp.	16,941,639
77,000	Henry Schein, Inc. *(1)	4,889,500
55,400	IDEXX Laboratories, Inc. *	15,064,922
42,200	Thermo Fisher Scientific, Inc.	12,291,594
		49,342,689
	HEALTHCARE SERVICES (1.0%)
10,600	Chemed Corp.	4,426,242
8,200	Encompass Health Corp.	518,896
		4,945,138
		75,970,027
	INDUSTRIALS (29.6%)
	AEROSPACE & DEFENSE (9.9%)
120,081	HEICO Corp.	14,995,715
15,800	Northrop Grumman Corp.	5,921,682
47,200	Teledyne Technologies, Inc. *	15,197,928
22,200	TransDigm Group, Inc.	11,558,874
		47,674,199
	COMMERCIAL SERVICES (3.3%)
15,200	Cintas Corp.	4,075,120
66,152	IHS Markit, Ltd. *	4,424,246
220,350	Rollins, Inc. (1)	7,507,324
		16,006,690
	ELECTRICAL EQUIPMENT (2.0%)
103,750	AMETEK, Inc.	9,526,325
	ENVIRONMENTAL CONTROL (4.7%)
77,800	Republic Services, Inc.	6,733,590
173,700	Waste Connections, Inc.	15,980,400
		22,713,990
	HOUSEWARES (2.2%)
145,900	Toro Co. (The)	10,694,470
	MACHINERY DIVERSIFIED (3.9%)
31,850	IDEX Corp.	5,219,578
39,000	Roper Technologies, Inc.	13,907,400
		19,126,978
	TRANSPORTATION (3.6%)
56,000	Canadian National Railway Co.	5,032,160
19,100	J.B. Hunt Transport Services, Inc.	2,113,415
62,800	Union Pacific Corp.	10,172,344
		17,317,919
		143,060,571
	INFORMATION TECHNOLOGY (28.8%)
	COMMERCIAL SERVICES (2.6%)
46,200	Automatic Data Processing, Inc.	7,457,604
25,500	WEX, Inc. *	5,152,785
		12,610,389
	COMPUTERS (3.8%)
90,900	Accenture PLC Class A	17,484,615
11,500	CGI, Inc. *(1)	910,110
		18,394,725
	DIVERSIFIED FINANCIAL SERVICES (3.0%)
53,900	MasterCard, Inc. Class A	14,637,623
	ELECTRONICS (1.6%)
78,400	Amphenol Corp. Class A	7,565,600
	INTERNET (0.1%)
2,400	VeriSign, Inc. *	452,712
	SEMICONDUCTORS (0.9%)
16,000	Broadcom, Inc.	4,417,120

1

September 30, 2019

Shares		Value
	SOFTWARE (16.8%)
61,600	ANSYS, Inc. *	$13,635,776
72,000	Cadence Design Systems, Inc. *	4,757,760
8,200	Fair Isaac Corp. *	2,488,864
48,600	Fidelity National Information Services, Inc.	6,452,136
140,800	Fiserv, Inc. *	14,585,472
29,400	Intuit, Inc.	7,818,636
25,500	Jack Henry & Associates, Inc.	3,722,235
90,400	Salesforce.com, Inc. *	13,418,976
27,000	ServiceNow, Inc. *	6,853,950
20,800	Synopsys, Inc. *	2,854,800
16,500	Tyler Technologies, Inc. *	4,331,250
		80,919,855
		138,998,024
	MATERIALS (5.1%)
	CHEMICALS (2.6%)
7,000	Air Products & Chemicals, Inc.	1,553,020
53,800	Ecolab, Inc.	10,654,552
		12,207,572
	HOUSEWARES (0.4%)
20,200	Scotts Miracle-Gro Co. (The)	2,056,764
	PACKAGING & CONTAINERS (2.1%)
120,000	Ball Corp.	8,737,200
22,500	Crown Holdings, Inc. *	1,486,350
		10,223,550
		24,487,886
	REAL ESTATE (3.3%)
	REITS (3.3%)
31,600	American Tower Corp. REIT	6,987,708
23,200	Equity Lifestyle Properties, Inc. REIT	3,099,520
25,300	SBA Communications Corp. REIT	6,101,095
		16,188,323
TOTAL COMMON STOCKS
(Cost $200,745,406) (94.5%)		456,445,951
SHORT-TERM INVESTMENTS (7.6%)
	MONEY MARKET FUNDS (7.6%)
31,160,881	State Street Institutional Liquid Reserves Fund	31,160,881
5,771,500	State Street Navigator Securities Lending Government Money Market Portfolio (2)	5,771,500
TOTAL SHORT-TERM INVESTMENTS
(Cost $36,935,830) (7.6%)		36,932,381
TOTAL INVESTMENT SECURITIES (102.1%)
(Cost $237,681,236)		$493,378,332
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-2.1%)		(10,216,327)
NET ASSETS (3) (100%)		$483,162,005

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of September 30, 2019, the market value of the securities on loan was $12,984,659.
(2)	Securities with an aggregate market value of $12,984,659 were out on loan in exchange for $5,771,500 of cash collateral as of September 30, 2019. The collateral was invested in a cash collateral reinvestment vehicle.
(3)	For federal income tax purposes, the aggregate cost was $237,681,236, aggregate gross unrealized appreciation was $256,231,324, aggregate gross unrealized depreciation was $534,228 and the net unrealized appreciation was $255,697,096.
ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

2

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of September 30, 2019:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$456,445,951	$—	$—	$456,445,951
Short-Term Investments	36,932,381	—	—	36,932,381
Total Investments in Securities	$493,378,332	$—	$—	$493,378,332

* See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

For the period ended September 30, 2019, there were no transfers among levels.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended September 30, 2019, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds' investments by category.